Consolidated Statement of financial position - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Current assets
Cash and cash equivalents	$ 608,515	$ 6,011,368
Trade and other receivables	1,646,093	51,176
Prepayments	1,357,425	895,813
Total current assets	3,612,033	6,958,357
Non-current assets
Other financial assets	65,443	37,500
Right-of-use assets	400,140	35,199
Property, plant, and equipment	171,688	94,767
Investments	2,565,082	2,565,082
Intangibles	4,678,714	972,732
Total non-current assets	7,881,067	3,705,280
Total assets	11,493,100	10,663,637
Current liabilities
Trade and other payables	1,519,437	500,769
Lease liabilities	55,676	51,213
Employee benefits	618,471	383,236
Other	123,889
Current liabilities before interest bearing borrowings	2,317,473	935,218
Interest bearing borrowings	1,711,853	1,110,171
Total current liabilities	4,029,326	2,045,389
Non-current liabilities
Lease liabilities	344,464
Employee benefits	130,574	62,861
Other payables	656,928
Total non-current liabilities	1,131,966	62,861
Total liabilities	5,161,292	2,108,250
Net assets	6,331,808	8,555,387
Equity
Issued capital	71,803,404	61,822,859
Reserves	1,040,247	9,338,100
Accumulated losses	(66,511,843)	(62,605,572)
Total equity	$ 6,331,808	$ 8,555,387